Accounts Receivable, Net (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 15, 2025	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Net [Line Items]
Credit loss		$ 169	$ 3
Accounts receivable			$ 3
Doubtful accounts credit period		180 days
Forecast [Member]
Accounts Receivable, Net [Line Items]
Net accounts receivable	46.20%
Minimum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales		80.00%
Maximum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales		90.00%